CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common shares	Share premium	Treasury shares	Hedging reserves	Translation reserves	Retained profit	Total
Changes in Stockholders' Equity [Roll Forward]
Adjusted equity as of 1 January 2018	$ 623		$ (2,887)	$ 7,309	$ 220	$ 784,907	$ 790,172
Effect as of 1 January 2018 of new IFRS standards implemented						(878)	(878)
Equity at Dec. 31, 2017	623		(2,887)	7,309	220	785,785	791,050
Comprehensive income/loss for the year:
Net profit/(loss) for the year						(34,779)	(34,779)
Other comprehensive income/(loss) for the year				(7,055)	(316)	(48)	(7,419)
Total comprehensive income/(loss) for the year				(7,055)	(316)	(34,827)	(42,198)
Capital increase	119	$ 99,880					99,999
Transaction costs capital increase		(2,788)					(2,788)
Share-based compensation						(2,026)	(2,026)
Total changes in equity	119	97,092		(7,055)	(316)	(32,801)	57,039
Equity at Dec. 31, 2018	742	97,092	(2,887)	254	(96)	752,106	847,211
Changes in Stockholders' Equity [Roll Forward]
Effect as of 1 January 2018 of new IFRS standards implemented	742	97,092	(2,887)	254	(96)	752,106	847,211
Comprehensive income/loss for the year:
Net profit/(loss) for the year						166,022	166,022
Other comprehensive income/(loss) for the year				(12,005)	426	(82)	(11,661)
Total comprehensive income/(loss) for the year				(12,005)	426	165,940	154,361
Capital increase	5	4,197					4,202
Share-based compensation						1,913	1,913
Total changes in equity	5	4,197		(12,005)	426	167,853	160,476
Equity at Dec. 31, 2019	747	101,289	(2,887)	(11,751)	330	919,959	1,007,687
Comprehensive income/loss for the year:
Net profit/(loss) for the year						88,114	88,114
Other comprehensive income/(loss) for the year				(8,930)	16	103	(8,811)
Total comprehensive income/(loss) for the year				(8,930)	16	88,217	79,303
Capital increase	1	787					788
Transaction costs capital increase		32					32
Acquisition of treasury shares			(1,348)				(1,348)
Share-based compensation						1,682	1,682
Dividend paid						(70,611)	(70,611)
Total changes in equity	1	755	(1,348)	(8,930)	16	19,288	9,782
Equity at Dec. 31, 2020	$ 748	$ 102,044	$ (4,235)	$ (20,681)	$ 346	$ 939,247	$ 1,017,469